VARIABLE INTEREST ENTITIES ("VIEs") - Summary of the Sale and Leaseback Arrangement (Details) - Variable Interest Entity, Primary Beneficiary $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
ICBC Finance Leasing Co. Ltd Agreement | Golar Glacier
Variable Interest Entity [Line Items]
Sales value (in $ millions)	$ 204.0
Lease duration	10 years
First repurchase option (in $ millions)	$ 173.8
Net repurchase obligation at end of lease term (in $ millions)	116.7
ICBC Finance Leasing Co. Ltd Agreement | Golar Kelvin
Variable Interest Entity [Line Items]
Sales value (in $ millions)	$ 204.0
Lease duration	10 years
First repurchase option (in $ millions)	$ 173.8
Net repurchase obligation at end of lease term (in $ millions)	116.7
ICBC Finance Leasing Co. Ltd Agreement | Golar Snow
Variable Interest Entity [Line Items]
Sales value (in $ millions)	$ 204.0
Lease duration	10 years
First repurchase option (in $ millions)	$ 173.8
Net repurchase obligation at end of lease term (in $ millions)	116.7
ICBC Finance Leasing Co. Ltd Agreement | Golar Ice
Variable Interest Entity [Line Items]
Sales value (in $ millions)	$ 204.0
Lease duration	10 years
First repurchase option (in $ millions)	$ 173.8
Net repurchase obligation at end of lease term (in $ millions)	116.7
CMBL Lessor VIE | Golar Tundra
Variable Interest Entity [Line Items]
Sales value (in $ millions)	$ 254.6
Lease duration	10 years
First repurchase option (in $ millions)	$ 168.7
Net repurchase obligation at end of lease term (in $ millions)	51.3
CCBFL Lessor Agreement | Golar Seal
Variable Interest Entity [Line Items]
Sales value (in $ millions)	$ 203.0
Lease duration	10 years
First repurchase option (in $ millions)	$ 132.8
Net repurchase obligation at end of lease term (in $ millions)	63.4
COSCO Shipping Lessor Agreement | Golar Crystal
Variable Interest Entity [Line Items]
Sales value (in $ millions)	$ 187.0
Lease duration	10 years
First repurchase option (in $ millions)	$ 97.3
Net repurchase obligation at end of lease term (in $ millions)	$ 50.0
China State Shipbuilding Corporation, CSSC
Variable Interest Entity [Line Items]
Lease duration	1 year
China State Shipbuilding Corporation, CSSC | Hilli
Variable Interest Entity [Line Items]
Sales value (in $ millions)	$ 1,200.0
Lease duration	10 years
First repurchase option (in $ millions)	$ 633.2
Net repurchase obligation at end of lease term (in $ millions)	300.0
AVIC International Lessor Agreement | Golar Bear
Variable Interest Entity [Line Items]
Sales value (in $ millions)	$ 160.0
Lease duration	7 years
First repurchase option (in $ millions)	$ 100.7
Net repurchase obligation at end of lease term (in $ millions)	$ 45.0